CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2019 USD ($)
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Follow-on equity offering, issuance costs	$ 6,919,202